Bank Credit Lines and Loan Facilities - Schedule of Long-term Debt Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jul. 01, 2021
Debt Instrument [Line Items]
Total debt	$ 3,806,213	$ 4,701,213
Less current portion of debt	(110,150)	(55,150)
Total long-term debt	3,696,063	4,646,063
Less debt issuance costs and debt discount	(30,624)	(47,026)
Total long-term debt, net	$ 3,665,439	$ 4,599,037
Senior Secured Term Loan | Senior Secured Term Loan
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)	7.86%	7.092%	1.00%
Total debt	$ 3,251,213	$ 4,201,213
Senior Secured Notes | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)	2.875%	2.875%	2.875%
Total debt	$ 500,000	$ 500,000
Senior Secured Revolving Loan Facility | Senior Secured Revolving Loan Facility
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)	6.72%	0.00%
Total debt	$ 55,000	$ 0